FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2020
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

NOTE 4:     -FAIR VALUE MEASUREMENTS (Cont.)

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2020
	Unaudited
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$1,776	$—	$1,776

Total financial assets	$1,776	$—	$1,776

Schedule of fair value measurements using significant unobservable inputs (Level 3)

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2019	$(433)
Payment of earn out liability	410
Adjustment due to change in the forecast of earn out consideration	23

Balance at December 31, 2019	$—